Demonstration Plant (Tables)	3 Months Ended
Mar. 31, 2026
Demonstration Plant
Schedule of Demonstration Plant Cost	The Demonstration Plant operation costs are comprised of the following (in thousands):

	Three months ended March 31,
	2026	2025
Personnel	$984	$645
Reagents	19	22
Repairs and maintenance	53	31
Supplies	176	98
Test work	—	3
Office trailer	15	7
Other	59	49
Total costs	$1,306	$855